Cover	Dec. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 27, 2021
Entity File Number	001-33675
Entity Registrant Name	Riot Blockchain, Inc.
Entity Central Index Key	0001167419
Entity Tax Identification Number	84-1553387
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3855 Ambrosia Street
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Castle Rock
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80109
City Area Code	(303)
Local Phone Number	794-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	RIOT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false